Note 10 - Deposits (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deposit Liabilities Reclassified as Loans Receivable	$ 475,161	$ 413,563
Interest-bearing Domestic Deposit, Brokered	46,328,995	49,303,139
Time Deposits, at or Above FDIC Insurance Limit	$ 38,919,469	$ 32,168,191